PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.9%
Asset-Backed Securities 0.4%
Collateralized Loan Obligations
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands), Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.061%(c)	10/20/34		4,725	$4,724,964
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.820(c)	09/01/31		750	750,933
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	5,062,597
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.314(c)	07/15/31		1,500	1,500,680

Total Asset-Backed Securities (cost $12,254,775)					12,039,174
Bank Loans 89.5%
Advertising 0.4%
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%	3.590(c)	12/17/26		10,522	10,386,802
Aerospace & Defense 1.2%
Cobham Ultra SeniorCo, Term Loan	—(p)	03/31/29		3,875	3,860,469
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%	3.632(c)	04/06/26		5,865	5,681,534
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%	3.632(c)	04/06/26		3,153	3,054,588

Spirit AeroSystems, Inc., Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	01/15/25		3,700	3,693,832
TransDigm, Inc.,
Tranche E Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.340(c)	05/30/25		2,985	2,924,648
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.340(c)	12/09/25		9,524	9,315,345

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc., (cont’d.)
Tranche G Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.340%(c)	08/22/24	995	$977,664

Vertex Aerospace Services Corp., Term Loan	—(p)	10/27/28	4,000	3,981,248
				33,489,328
Agriculture 0.3%
Alltech, Inc., Term B Loan, 3 Month LIBOR + 4.000%^	4.500(c)	10/13/28	3,275	3,279,094
Sycamore Buyer LLC, Term Loan	—(p)	09/24/28	4,550	4,537,205
				7,816,299
Airlines 2.0%
Air Canada (Canada), Term Loan, 3 Month LIBOR + 3.500%	4.250(c)	08/11/28	7,050	6,979,500
American Airlines, Inc.,
2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	1.840(c)	01/29/27	693	650,925
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	04/20/28	18,700	19,176,850

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	6.250(c)	06/21/27	7,000	7,297,500
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	23,961	23,841,430
				57,946,205
Apparel 0.5%
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%^	5.675(c)	02/12/25	7,133	6,527,001
Fanatics Commerce Intermediate Holdco LLC, Term Loan^	—(p)	11/18/28	7,175	7,139,125
				13,666,126

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Auto Manufacturers 0.2%
American Trailer World Corp., Term Loan, 1 Month LIBOR + 4.000%	4.500%(c)	03/03/28	6,303	$6,238,204
Auto Parts & Equipment 2.7%
Adient U.S. LLC, Term B-1 Loan, 1 Month LIBOR + 3.500%	3.590(c)	04/10/28	14,966	14,900,636
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/08/24	7,533	7,479,977
Autokiniton U.S. Holdings, Inc., Closing Date Term B Loan, 1 - 3 Month LIBOR + 4.500%	5.000(c)	04/06/28	4,314	4,303,402
Dexko Global, Inc.,
Closing Date Dollar Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	10/04/28	2,509	2,483,989
Delayed Draw Dollar Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	10/04/28	310	306,872

Excelitas Technologies Corp., First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	12/02/24	747	743,324
Holley, Inc., Initial Term Loan, 3 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.500(c)	11/17/28	3,964	3,941,162
IXS Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	03/05/27	4,242	4,178,430
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 4.000%^	4.090(c)	05/22/24	7,432	7,394,555
Tenneco, Inc.,
Tranche A Term Loan, 3 Month LIBOR + 1.750%	1.837(c)	09/29/23	18,850	18,604,688
Tranche B Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	10/01/25	1,288	1,261,186

TI Group Automotive Systems LLC (United Kingdom), 2021 Refinancing Term Loan B, 3 Month LIBOR + 3.250%	3.750(c)	12/16/26	1,667	1,662,458
Truck Hero, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	01/31/28	9,944	9,859,948
				77,120,627

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Banks 0.3%
Walker & Dunlop, Inc., Term Loan	— %(p)	10/15/28		7,900	$7,880,250
Beverages 0.8%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	03/20/24		10,817	10,140,930
City Brewing Co. LLC, First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%	4.250(c)	04/05/28		5,200	5,126,332
Refresco Holding BV (Netherlands), Facility B2, 3 Month GBP LIBOR + 3.500%	3.613(c)	03/28/25	GBP	6,300	8,236,247
					23,503,509
Biotechnology 0.1%
HCRX Investments Holdco LP, Term Loan	—(p)	07/15/28		4,250	4,219,451
Building Materials 1.0%
ACProducts Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	4.750(c)	05/17/28		5,583	5,522,059
Chariot Buyer LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	11/03/28		3,175	3,155,156
Cornerstone Building Brands, Inc., New Term Loan B, 1 Month LIBOR + 3.250%	3.750(c)	04/12/28		5,045	5,020,598
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	10/02/28		2,708	2,688,021
ILPEA Parent, Inc., Term Loan, 1 Month LIBOR + 4.500%	5.250(c)	06/22/28		1,919	1,913,768
Quikrete Holdings, Inc., Term Loan	—(p)	06/11/28		4,200	4,171,415
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month LIBOR + 5.000%^	5.750(c)	10/12/28		3,000	2,970,000
Zurn Holdings, Inc., Term Loan B, 1 Month LIBOR + 2.250%	2.750(c)	10/04/28		3,000	2,996,250
					28,437,267

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals 4.0%
Albaugh LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500%(c)	12/23/24	3,185	$3,185,246
Alpha BV (United Kingdom), Initial Dollar Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	03/18/28	14,218	14,185,363
Colouroz Midco - Colouroz Investment 2 LLC, Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 4.250%	5.250(c)	09/21/24	126	124,666
Cyanco Intermediate 2 Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	3.590(c)	03/16/25	10,075	9,892,391
Diamond BC BV, Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	09/29/28	10,300	10,232,411
DuBois Chemicals Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	4.592(c)	09/30/26	6,448	6,424,192
Geon Performance Solutions LLC, Initial Term Loans, 3 Month LIBOR + 4.750%	5.500(c)	08/18/28	3,640	3,671,850
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.640(c)	07/01/26	1,687	1,685,651
Ineos U.S. Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	01/29/26	5,162	5,142,705
Term Loan	—(p)	11/05/28	2,000	1,989,166

KRATON Polymers U.S. LLC, Term Loan	—(p)	11/18/28	4,700	4,691,187
LSF11 A5 HoldCo LLC, Term Loan B, 3 Month LIBOR + 3.750%	4.250(c)	10/15/28	13,966	13,875,808
Lummus Technology Holdings V LLC, New Term B Loan, 1 Month LIBOR + 3.500%	3.590(c)	06/30/27	8,708	8,623,272
Olympus Water U.S. Holding Corp., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	11/09/28	1,125	1,114,219
Perstorp Holding AB (Sweden), Facility B ($) Loan, 3 Month LIBOR + 4.250%	4.908(c)	02/27/26	6,789	6,743,381
Plaskolite PPC Intermediate II LLC, 2021-1 Refinancing Term Loan, 6 Month LIBOR + 4.000%	4.750(c)	12/15/25	4,987	4,931,360

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Chemicals (cont’d.)

PQ Corp., Initial Term Loan, 3 Month LIBOR + 2.750%	3.250%(c)	06/09/28		4,389	$4,373,639
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 2.825%	2.968(c)	10/01/25		4,583	4,520,430
Tronox Finance LLC, First Lien Term Loan B, 1 - 3 Month LIBOR + 2.250%	2.371(c)	03/10/28		6,123	6,052,018
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	08/08/24		1,180	1,168,149
WR Grace Holdings LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	09/22/28		2,050	2,043,167
					114,670,271
Commercial Services 6.7%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.500%	5.250(c)	08/12/28		12,225	12,200,550
Albion Acquisitions Ltd. (United Kingdom), Term Loan	—(p)	07/31/26		3,000	2,959,680
AlixPartners LLP, Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	02/04/28		9,094	9,031,157
Allied Universal Holdco LLC, Term Loan USD, 3 Month LIBOR + 3.750%	4.250(c)	05/12/28		14,420	14,282,707
Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	01/29/27		5,502	5,481,729
APi Group DE, Inc., Term Loan	—(p)	10/07/28		2,400	2,391,000
ArchKey Holdings, Inc., First Lien Initial Term Loan, 2 Month LIBOR + 5.250%^	6.000(c)	06/29/28		6,475	6,458,812
Belron Finance U.S. LLC, Extended Term B Loans, 3 Month LIBOR + 2.750%	3.250(c)	04/13/28		1,692	1,678,814
Boels Topholding BV (Netherlands), Facility B2, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	02/06/27	EUR	4,000	4,520,804

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
Bright Horizons Family Solutions LLC, Term Loan^	— %(p)	11/19/28	5,675	$5,675,000
CCRR Parent, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	03/06/28	739	740,209
CHG Healthcare Services, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	09/29/28	2,340	2,327,046
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/17/28	3,795	3,781,254
CoreLogic Inc, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	06/02/28	16,600	16,475,500
EAB Global, Inc., Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	08/16/28	9,100	9,006,725
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	1.900(c)	08/11/25	4,602	4,469,353
Indy U.S. Bidco LLC, Tranche B-1 Term Loan, 3 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.750(c)	03/06/28	500	499,063
Inmar, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.000(c)	05/01/24	4,833	4,812,334
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	07/03/24	4,586	4,545,771
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/04/28	4,792	4,784,047
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	4.750(c)	09/01/28	12,515	11,907,134
Nielsen Consumer, Inc. (Netherlands), Term Loan, 3 Month LIBOR + 3.750%	4.087(c)	03/06/28	5,348	5,341,440
NorthRiver Midstream Finance LP (Canada), Initial Term B Loan, 3 Month LIBOR + 3.250%	3.381(c)	10/01/25	6,361	6,340,792
PECF USS Intermediate Holding III Corp., Term Loan	—(p)	11/19/28	3,076	3,072,155

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
RLG Holdings LLC,
First Lien Closing Date Initial Term Loan, 3 Month LIBOR + 4.250%	5.000%(c)	07/07/28	1,787	$1,777,792
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 4.250%/PRIME + 3.250%	5.000(c)	07/07/28	453	450,074
Sabre GLBL, Inc.,
2021 Other Term B-1 Loan, 1 Month LIBOR + 3.500%	4.000(c)	12/17/27	1,567	1,551,789
2021 Other Term B-2 Loan, 1 Month LIBOR + 3.500%	4.000(c)	12/17/27	2,498	2,473,644

St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.250%	3.350(c)	07/17/25	3,638	3,616,509
Syniverse Holdings, Inc., Tranche C Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/09/23	12,365	12,310,423
Trans Union LLC,
Term Loan	—(p)	12/01/28	8,575	8,517,830
Term Loan^	—(p)	12/03/29	2,200	2,194,500

Travelport Finance Sarl (Luxembourg), Term Loan Non-PIK, 3 Month LIBOR + 8.000%	9.750(c)	02/28/25	324	331,493
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month LIBOR + 4.000%	4.750(c)	11/02/27	1,092	1,091,204
Tweddle Group, Inc., Effective Date Term Loan, 1 Month LIBOR + 3.500%^	6.750(c)	09/17/23	195	97,481
University Support Services LLC (Canada), Term Loan	—(p)	06/29/28	5,446	5,413,915
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.090(c)	08/27/25	7,424	7,409,822
VT Topco, Inc.,
First Lien 2021 Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	08/01/25	2,179	2,171,915
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	08/01/25	1,841	1,823,263
				194,014,730

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers 3.1%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	5.090%(c)	01/04/26	8,875	$8,779,332
Escape Velocity Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%^	4.750(c)	10/08/28	3,375	3,353,906
Everi Payments, Inc., Term B Loan, 1 Month LIBOR + 2.500%	3.000(c)	08/03/28	1,775	1,769,864
Imprivata, Inc., Initial Term Loan, 1 - 3 Month LIBOR + 3.500%	4.000(c)	12/01/27	920	918,649
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.842(c)	09/30/24	5,830	5,823,337
Neustar, Inc.,
First Lien Term Loan B4, 1 Month LIBOR + 3.500%	5.750(c)	08/08/24	4,008	4,005,836
Second Lien Initial Term Loan, PRIME + 7.000%	10.250(c)	08/08/25	548	547,001

Peak 10 Holding Corp., Initial Term Loan (First Lien), PRIME + 2.500%	5.750(c)	08/01/24	2,305	2,268,048
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	10,744	10,715,221
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	4.590(c)	10/31/25	5,053	5,027,461
Redstone Holdco LP, First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	04/27/28	6,925	6,544,125
Sitel Worldwide Corp. (France), Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	08/28/28	2,755	2,742,603
SonicWall U.S. Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	05/16/25	6,846	6,796,722
Tempo Acquisition LLC, Third Incremental Term Loan, 1 Month LIBOR + 3.000%	3.500(c)	08/31/28	6,500	6,486,460

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers (cont’d.)

VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.178%(c)	08/20/25	12,416	$12,109,726
Vision Solutions, Inc., Third Amendment Term Loan (First Lien), 3 Month LIBOR + 4.000%	4.750(c)	04/24/28	11,525	11,499,783
				89,388,074
Cosmetics/Personal Care 0.2%
Conair Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	05/17/28	6,300	6,276,375
Distribution/Wholesale 0.4%
DEI Sales, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.500%^	6.250(c)	04/28/28	3,799	3,789,097
KAR Auction Services, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%	2.375(c)	09/19/26	992	960,152
Quimper AB (Sweden), Term Loan	—(p)	02/13/26	7,000	7,862,147
				12,611,396
Diversified Financial Services 3.0%
Avolon TLB Borrower U.S. LLC (Ireland), Term Loan	—(p)	12/01/27	2,481	2,471,171
Blackhawk Network Holdings, Inc., First Lien Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	06/15/25	6,295	6,214,057
Castlelake Aviation One DAC, Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	10/22/26	13,300	13,161,454
Cowen, Inc., Initial Term Loan, 6 Month LIBOR + 3.250%^	4.000(c)	03/24/28	5,321	5,281,480
Fly Willow Funding Ltd. (Cayman Islands), Term Loan, 3 Month LIBOR + 6.000%	7.000(c)	10/08/25	4,750	4,738,125
Focus Financial Partners LLC,
First Lien Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%	3.000(c)	06/30/28	2,533	2,506,332

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Diversified Financial Services (cont’d.)
Focus Financial Partners LLC, (cont’d.)
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%	2.090%(c)	07/03/24	1,935	$1,907,991
GreenSky Holdings LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^	3.375(c)	03/31/25	12,022	11,962,369
Tranche B-2 Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	03/31/25	1,425	1,414,635
Hightower Holding LLC,
Delayed Draw Tem Loan, 3 Month LIBOR + 4.000%	4.750(c)	04/21/28	17	17,330
Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	04/21/28	1,390	1,384,367

Hudson River Trading LLC, Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	03/20/28	15,821	15,652,648
Neptune Bidco Ltd., Term Loan^	—(p)	06/30/29	4,190	4,169,050
Paysafe Holdings U.S. Corp., Facility B1, 1 Month LIBOR + 2.750%	3.250(c)	06/28/28	5,073	4,864,158
VFH Parent LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.092(c)	03/01/26	11,272	11,234,087
				86,979,254
Electric 0.7%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	9,581	8,239,546
PG&E Corp., Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	06/23/25	11,043	10,909,229
Pike Corp., 2028 Term Loan, 1 Month LIBOR + 3.000%	3.100(c)	01/21/28	575	571,644
				19,720,419
Electrical Components & Equipment 0.0%
Pelican Products, Inc., Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.500(c)	05/01/25	1,516	1,515,500

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Electronics 0.2%
Deliver Buyer, Inc., Amendment No. 5 Term Loan, 3 Month LIBOR + 6.250%	7.250%(c)	05/01/24	834	$836,811
Ingram Micro, Inc., Initial Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	06/30/28	5,012	5,004,608
				5,841,419
Energy-Alternate Sources 0.2%
Esdec Solar Group BV (Netherlands), Initial Term Loan, 6 Month LIBOR + 5.000%^	5.750(c)	08/30/28	1,700	1,691,500
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	03/24/28	3,990	3,967,556
				5,659,056
Engineering & Construction 1.6%
Artera Services LLC, First Lien Tranche B Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	03/06/25	3,815	3,678,719
Brand Industrial Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	06/21/24	19,452	19,122,286
Centuri Group, Inc., Initial Term Loan, 1 - 3 Month LIBOR + 2.500%	3.000(c)	08/27/28	6,000	5,958,000
Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%	13.000(c)	10/04/23	91	97,396
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	06/23/28	3,792	3,754,080
Refficiency Holdings LLC, Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	12/16/27	2,920	2,918,548
Rockwood Service Corp., Term Loan^	—(p)	01/23/27	612	612,765
TRC Cos., Inc.,
Refinancing Term Loan, 1 Month LIBOR + 4.500%^	5.250(c)	06/21/24	960	955,200
Term Loan	—(p)	11/19/28	4,503	4,480,485

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Engineering & Construction (cont’d.)

VM Consolidated, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	3.417%(c)	03/24/28	3,832	$3,803,023
				45,380,502
Entertainment 3.0%
Allen Media LLC,
2021 Delayed Draw Term Loan, 3 Month LIBOR + 5.500%	5.632(c)	02/10/27	983	977,105
2021 Incremental Term Loan, 3 Month LIBOR + 5.500%	5.632(c)	02/10/27	1,082	1,074,781
Term B Loan, 3 Month LIBOR + 5.500%	5.632(c)	02/10/27	15,017	14,923,384

AMC Entertainment Holdings, Inc., Term B-1 Loan, 1 - 3 Month LIBOR + 3.000%	3.090(c)	04/22/26	739	661,449
AP Core Holdings II LLC, Term B-2 Loan, 1 Month LIBOR + 5.500%	6.250(c)	09/01/27	3,930	3,917,719
Bally’s Corp., Term B Facility Loan, 1 Year LIBOR + 3.250%	3.750(c)	10/02/28	5,956	5,919,194
CBAC Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	4.090(c)	07/08/24	7,954	7,830,619
CCM Merger, Inc., Term B Loan, 3 Month LIBOR + 3.750%	4.500(c)	11/04/25	5,064	5,044,535
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750(c)	10/21/24	10,750	10,702,969
J&J Ventures Gaming LLC, Initial Term Loan, 1 Month LIBOR + 4.000%^	4.750(c)	04/26/28	5,050	5,024,750
Maverick Gaming LLC, Term B Loan, 3 Month LIBOR + 7.500%	8.500(c)	09/03/26	4,810	4,791,962
Raptor Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	11/01/26	6,425	6,408,937
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.840(c)	08/14/24	14,618	14,507,013
Stars Group Holdings BV (Canada), Term Loan, 1 Month LIBOR + 2.000%	2.382(c)	07/21/26	6,100	6,049,895
				87,834,312

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Environmental Control 1.2%
Covanta Holding Corp.,
Term Loan	— %(p)	11/17/28	446	$445,481
Term Loan	—(p)	11/17/28	33	33,369

EWT Holdings III Corp., Term Loan, 1 Month LIBOR + 2.500%	2.625(c)	04/01/28	1,057	1,044,133
Filtration Group Corp.,
2021 Incremental Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	10/21/28	3,091	3,070,717
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	03/31/25	7,449	7,346,340

GFL Environmental, Inc. (Canada), 2020 Term Loan, 3 Month LIBOR + 3.000%	3.500(c)	05/30/25	2,149	2,144,066
Harsco Corp., Term Loan, 1 Month LIBOR + 2.250%	2.750(c)	03/10/28	7,638	7,537,950
Madison IAQ LLC, Initial Term Loan, 1 - 3 Month LIBOR + 3.250%	3.750(c)	06/21/28	6,698	6,636,810
Packers Holdings LLC, Initial Term Loan, 1 - 3 Month LIBOR + 3.250%	4.000(c)	03/09/28	6,872	6,800,674
				35,059,540
Food Service 0.1%
TKC Holdings, Inc., Term Loan, 3 Month LIBOR + 5.500%	6.500(c)	05/15/28	1,842	1,834,176
Foods 1.0%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	06/09/28	3,242	3,223,869
CHG PPC Parent LLC, Term Loan^	—(p)	11/17/28	3,500	3,473,750
Dairyland USA Corp., 2020 Extended Term Loan, 1 Month LIBOR + 5.500%^	5.590(c)	06/22/25	802	802,054
H-Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.688%	3.778(c)	05/23/25	6,170	6,114,704

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Foods (cont’d.)
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.250%(c)	09/23/27	14,154	$14,044,500
Sovos Brands Intermediate, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	06/08/28	2,191	2,185,612
				29,844,489
Forest Products & Paper 0.4%
Domtar Corp.,
Term Loan	—(p)	10/01/28	1,517	1,488,303
Term Loan	—(p)	10/01/28	722	708,716

Neenah, Inc., New Term Loan B, 3 Month LIBOR + 3.000%^	3.500(c)	04/06/28	1,995	1,990,012
Pixelle Specialty Solutions LLC, Initial Term Loan, 1 Month LIBOR + 6.500%	7.500(c)	10/31/24	438	436,195
Schweitzer-Mauduit International, Inc., Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	04/20/28	1,516	1,499,775
Sylvamo Corp., Term B Loan, 3 Month LIBOR + 4.500%	5.000(c)	08/18/28	5,892	5,884,591
				12,007,592
Healthcare-Products 0.7%
Avantor Funding, Inc., Incremental B-5 Dollar Term Loan, 1 Month LIBOR + 2.250%	2.750(c)	11/08/27	6,945	6,905,935
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	10/23/28	13,350	13,307,974
				20,213,909
Healthcare-Services 6.1%
Accelerated Health Systems LLC, Initial Term Loan, 1 Month LIBOR + 3.500%^	3.592(c)	10/31/25	1,884	1,876,739
AHP Health Partners, Inc., Initial Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	08/24/28	3,680	3,670,800

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	4.500%(c)	04/22/24	7,079	$6,760,356
ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.500(c)	05/10/23	12,214	11,716,442
BW NHHC Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	5.160(c)	05/15/25	5,235	4,554,410
Confluent Health LLC,
Term Loan^	—(p)	10/28/28	5,934	5,919,059
Term Loan^	—(p)	10/28/28	1,276	1,272,916

Electron Bidco, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	11/01/28	7,175	7,133,744
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	3.840(c)	10/10/25	752	563,199
eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	02/04/27	1,613	1,611,460
Global Medical Response, Inc.,
2017-2 New Term Loan, 6 Month LIBOR + 4.250%	5.250(c)	03/14/25	10,081	10,010,309
Term Loan, 1 - 3 Month LIBOR + 4.500%	5.250(c)	10/02/25	302	299,600
Heartland Dental LLC,
2021 Incremental Term Loan, 1 Month LIBOR + 4.000%	4.089(c)	04/30/25	4,574	4,538,417
Initial Term Loan, 1 Month LIBOR + 3.500%	3.590(c)	04/30/25	1,995	1,957,945

ICON Luxembourg Sarl (Luxembourg), Lux Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	07/03/28	2,811	2,801,501
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.842(c)	11/16/25	17,900	17,728,464
Mamba Purchaser, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	10/16/28	5,095	5,078,018
Medical Solutions Holdings, Inc., Initial Term Loan, 2 Month LIBOR + 3.500%	4.000(c)	11/01/28	5,040	5,011,020
Pacific Dental Services LLC, Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	05/05/28	3,122	3,110,467
Phoenix Guarantor, Inc.,
Term Loan, 3 Month LIBOR + 3.000%	3.589(c)	03/05/26	11,425	11,282,358
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	3.342(c)	03/05/26	4,227	4,173,972

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)

Phoenix Newco, Inc., Term Loan	— %(p)	08/11/28	4,600	$4,579,875
PRA Health Sciences, Inc., U.S. Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	07/03/28	700	697,996
Radnet Management, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.000%/PRIME + 2.000%	3.754(c)	04/23/28	8,049	7,995,853
Select Medical Corp., Tranche B Term Loan, 1 Month LIBOR + 2.250%	2.350(c)	03/06/25	1,750	1,730,313
Sound Inpatient Physicians Holdings LLC, First Lien 2021 Incremental Term Loan, 1 Month LIBOR + 3.000%	3.500(c)	06/27/25	1,272	1,267,574
Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 1 Month LIBOR + 6.750%	6.840(c)	06/26/26	8,310	8,273,966
Surgery Center Holdings, Inc., 2021 New Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	08/31/26	4,993	4,971,868
U.S. Anesthesia Partners, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	4.750(c)	09/22/28	10,050	9,977,137
U.S. Renal Care, Inc.,
2021 Incremental Term Loan, 1 Month LIBOR + 5.500%	6.500(c)	06/26/26	6,150	5,970,623
First Lien Term Loan B, 1 Month LIBOR + 5.000%	5.090(c)	06/26/26	9,339	9,053,019

Upstream Newco, Inc., Term Loan, 1 Month LIBOR + 3.750%	4.340(c)	11/20/26	5,408	5,381,283
WP CityMD Bidco LLC,
Refinancing Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	08/13/26	3,027	3,011,989
Term Loan	—(p)	11/18/28	3,720	3,699,838
				177,682,530
Holding Companies-Diversified 0.1%
Belfor Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	3.840(c)	04/06/26	2,695	2,691,845
Home Furnishings 0.4%
Snap One Holdings Corp., Term Loan^	—(p)	11/23/28	5,575	5,533,188

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Home Furnishings (cont’d.)
TGP Holdings III LLC, First Lien Closing Date Term Loan, 3 Month LIBOR + 3.250%	4.000%(c)	06/29/28	3,411	$3,382,444
Weber-Stephen Products LLC, Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%	4.000(c)	10/30/27	3,417	3,405,195
				12,320,827
Housewares 0.5%
Ozark Holdings LLC, Term Loan^	—(p)	12/16/27	5,545	5,510,622
Sunset Debt Merger Sub, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	10/06/28	10,020	9,886,403
				15,397,025
Insurance 2.2%
Acrisure LLC,
First Lien 2021-1 Additioanl Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	02/15/27	1,235	1,217,247
Term Loan, 1 Month LIBOR + 4.250%	4.750(c)	02/15/27	1,600	1,593,000
Term Loan B 2020, 3 Month LIBOR + 3.500%	3.632(c)	02/15/27	8,398	8,203,372

AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28	9,188	9,052,967
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%	5.340(c)	01/20/29	5,025	4,971,534
New B-8 Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	12/23/26	13,187	12,976,338
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	07/31/27	8,572	8,454,098
Second Lien Term Loan B3, 1 Month LIBOR + 5.250%	5.340(c)	01/31/28	2,725	2,700,475
BroadStreet Partners, Inc.,
Term Loan B-3, 1 Month LIBOR + 3.000%	3.090(c)	01/27/27	3,125	3,072,266
Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	01/27/27	6,425	6,352,719
Howden Group Holdings Ltd. (United Kingdom),
2021 Dollar Refinancing Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	11/12/27	5,340	5,317,723
First Lien Term Loan, 2 Month LIBOR + 3.250%^	4.000(c)	11/12/27	1,375	1,350,938
				65,262,677

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Internet 0.6%
CMI Marketing, Inc., Term Loan, 1 Month LIBOR + 4.250%^	4.750%(c)	03/23/28	4,364	$4,374,973
Hunter U.S. Bidco, Inc., Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 4.250%^	4.750(c)	08/19/28	4,200	4,184,250
MH Sub I LLC, 2020 June New Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	09/13/24	2,774	2,760,309
Proofpoint, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	08/31/28	1,800	1,781,678
Voyage Australia Pty Ltd. (Australia), First Lien Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	07/20/28	5,175	5,162,062
				18,263,272
Investment Companies 0.1%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/24/25	1,964	1,953,887
Iron/Steel 0.0%
Helix Acquisition Holdings, Inc.,
Amendment No. 3 Incremental Term Loan, 3 Month LIBOR + 3.750%^	3.882(c)	09/30/24	665	659,474
Term Loan	—(p)	09/29/24	714	707,310
				1,366,784
Leisure Time 1.2%
Alterra Mountain Co., 2028 Term Loan B, 1 Month LIBOR + 3.500%	4.000(c)	07/30/28	7,402	7,314,310
Bombardier Recreational Products, Inc. (Canada), 2020 Replacement Term Loan, 1 Month LIBOR + 2.000%	2.090(c)	05/24/27	6,824	6,721,581
Carnival Corp., 2021 Incremental Term B Advance, 3 Month LIBOR + 3.250%	4.000(c)	10/18/28	7,100	6,989,063
Fender Musical Instruments Corp., Term Loan^	—(p)	11/16/28	2,400	2,391,000

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Leisure Time (cont’d.)
Hayward Industries, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 2.500%	3.000%(c)	05/30/28	2,569	$2,542,877
MajorDrive Holdings IV LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	06/01/28	5,895	5,870,813
Recess Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%^	4.750(c)	09/30/24	849	848,996
SRAM LLC, Initial Term Loan, 1 - 6 Month LIBOR + 2.750%	3.250(c)	05/18/28	2,829	2,811,204
				35,489,844
Lodging 1.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%	2.840(c)	12/23/24	2,024	2,001,846
Term B-1 Loan, 1 Month LIBOR + 3.500%	3.590(c)	07/21/25	11,136	11,119,272

Golden Nugget LLC, First Initial Term Loan, 3 Month LIBOR + 2.500%	3.250(c)	10/04/23	1,500	1,486,407
Spectacle Gary Holdings LLC, Term Loan^	—(p)	11/19/28	7,050	7,050,000
Station Casinos LLC, Term B-1 Facility Loan, 1 Month LIBOR + 2.250%	2.500(c)	02/08/27	6,509	6,401,155
				28,058,680
Machinery-Construction & Mining 0.4%
Terex Corp., Incremental U.S. Term Loan (2018), 3 Month LIBOR + 2.000%	2.750(c)	01/31/24	922	920,056
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	2.838(c)	03/02/27	11,405	11,304,716
				12,224,772
Machinery-Diversified 1.6%
Ali Group North America Corp., Term Loan	—(p)	10/13/28	3,600	3,561,300
ASP Blade Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/13/28	2,537	2,533,037

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Machinery-Diversified (cont’d.)
CD&R Hydra Buyer, Inc., Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	9.000%(c)	04/30/26	300	$293,625
Clark Equipment Co. (South Korea),
Third Amendment Incremental Term Loan, 3 Month LIBOR + 2.250%^	2.382(c)	05/18/24	2,986	2,971,316
Tranche B Term Loan, 3 Month LIBOR + 1.835%	2.123(c)	05/18/24	1,979	1,964,766

Columbus McKinnon Corp., Initial Term Loan, 3 Month LIBOR + 2.750%^	3.250(c)	05/15/28	3,759	3,740,177
Engineered Machinery Holdings, Inc., Incremental USD 1st Lien Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	05/19/28	3,990	3,979,716
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month LIBOR + 3.500%^	4.000(c)	05/26/28	4,105	4,043,234
New VAC U.S. LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	03/08/25	1,344	1,307,431
Pro Mach Group, Inc., Initial Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	08/31/28	7,217	7,200,940
Vantage Elevator Solutions, Term Loan^	—(p)	11/10/28	1,400	1,394,750
Vertical Midco Gmbh (Germany), Term Loan B, 1 - 3 Month LIBOR + 3.500%	4.000(c)	07/30/27	9,115	9,076,445
Welbilt, Inc., Term Loan, 1 Month LIBOR + 2.500%	2.590(c)	10/23/25	4,060	4,037,637
				46,104,374
Media 3.4%
COGECO Financing LP (Canada), Incremental Term Loan B, 1 Month LIBOR + 2.500%	3.000(c)	09/01/28	3,080	3,053,050
Coral-U.S. Co-Borrower LLC (Chile), Term Loan B6, 3 Month LIBOR + 3.000%	3.135(c)	10/15/29	9,575	9,465,290
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	2.334(c)	01/15/26	4,686	4,594,440
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.589(c)	04/15/27	3,224	3,160,421

Cumulus Media New Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	4.750(c)	03/31/26	3,371	3,358,161

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media (cont’d.)

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350%(c)	08/24/26	40,474	$17,027,928
Directv Financing LLC, Closing Date Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	08/02/27	3,935	3,923,522
Gray Television, Inc., Term Loan	—(p)	10/27/28	7,580	7,526,940
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	05/01/26	5,010	4,943,123
Retired Second Amendment Incremental Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	05/01/26	10,678	10,607,213

Meredith Corp., Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	01/31/25	2,357	2,400,268
Mission Broadcasting, Inc., Term B-4 Loan, 1 Month LIBOR + 2.500%	2.586(c)	06/02/28	3,342	3,320,740
Radiate Holdco LLC, Amendment No. 6 New Term Loans, 1 Month LIBOR + 2.250%	4.000(c)	09/25/26	9,625	9,545,594
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	2.600(c)	09/30/26	3,142	3,048,937
Term B-3 Loan, 1 Month LIBOR + 3.000%	3.090(c)	04/01/28	1,650	1,606,092
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	03/15/26	4,126	4,111,783
Term Loan	—(p)	05/21/28	4,850	4,834,844

WideOpenWest Finance LLC, Refinancing Term B Loan, 1 Month LIBOR + 3.250%	4.250(c)	08/18/23	737	734,566
Ziggo Financing Partnership (Netherlands), Term Loan I, 1 Month LIBOR + 2.500%	2.589(c)	04/28/28	1,750	1,725,573
				98,988,485
Metal Fabricate/Hardware 1.1%
Crosby U.S. Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	4.841(c)	06/26/26	14,916	14,835,007
Form Technologies LLC,
Last Out Term Loan, 3 Month LIBOR + 9.500%^	10.300(c)	10/22/25	3,478	3,495,007

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Metal Fabricate/Hardware (cont’d.)
Form Technologies LLC, (cont’d.)
Term Loan B Non-PIK, 3 Month LIBOR + 4.750%^	5.750%(c)	07/22/25	2,159	$2,137,478

Grinding Media, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/12/28	3,250	3,233,750
Hillman Group, Inc.,
Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%	3.000(c)	07/14/28	37	36,604
Initial Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	07/14/28	1,920	1,910,280

Tank Holding Corp., First Lien 2020 Incremental Term Loan, 1 - 3 Month LIBOR + 5.000%	5.750(c)	03/26/26	1,557	1,552,274
WireCo WorldGroup, Inc., Initial Term Loan, 6 Month LIBOR + 4.250%^	4.750(c)	11/13/28	5,877	5,840,269
				33,040,669
Miscellaneous Manufacturing 0.4%
Gates Global LLC, Initial B-3 Dollar Term Loan, 1 Month LIBOR + 2.500%	3.250(c)	03/31/27	1,807	1,790,899
Jadex, Inc., First Lien 2021 Refinancing Term Loan, 1 Month LIBOR + 4.750%^	5.500(c)	02/18/28	2,837	2,787,349
Plastipak Packaging, Inc., Term Loan	—(p)	11/17/28	3,200	3,184,000
Technimark Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	07/10/28	2,993	2,971,927
				10,734,175
Oil & Gas 0.9%
Apro LLC, Replacement Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	11/14/26	2,917	2,900,156
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	1,625	1,767,188

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas (cont’d.)
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250%(c)	03/28/24	15,498	$15,465,742
PowerTeam Services LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	4.250(c)	03/06/25	6,516	6,255,588
				26,388,674
Packaging & Containers 3.9%
Albea Beauty Holdings Sarl (France), Facility B2 (USD), 3 Month LIBOR + 3.000%	4.000(c)	04/22/24	246	239,088
Altium Packaging LLC, 2021 Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	02/03/28	3,369	3,305,258
Berlin Packaging LLC, Tranche B-5 Term Loan, 1 - 3 Month LIBOR + 3.750%	4.250(c)	03/13/28	4,000	3,971,000
BWay Holding Co., Initial Term Loan, 1 Month LIBOR + 3.250%	3.337(c)	04/03/24	1,742	1,702,301
Charter Next Generation, Inc., Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	12/01/27	6,247	6,243,350
Flex Acquisition Co., Inc.,
2021 Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	03/02/28	2,090	2,071,217
Incremental B-2018 Term Loan, 3 Month LIBOR + 3.000%	3.131(c)	06/29/25	500	492,554

Golden West Packaging Group LLC, Term Loan	—(p)	11/29/27	2,250	2,227,500
Graham Packaging Co., Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	08/04/27	15,048	14,921,318
LABL, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 5.000%	5.500(c)	10/30/28	5,083	5,052,502
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S. Term Loans, 1 Month LIBOR + 3.500%	4.000(c)	09/20/28	8,489	8,442,765
Plaze, Inc., 2021-1 Term Loan, 1 Month LIBOR + 3.750%^	4.500(c)	08/03/26	3,893	3,834,868

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Packaging & Containers (cont’d.)

Pregis Topco LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.090%(c)	07/31/26		6,707	$6,687,001
Pregis TopCo LLC, Facility Incremental Amendment No. 3, 1 Month LIBOR + 4.000%	4.500(c)	07/31/26		1,490	1,487,206
Pretium PKG Holdings, Inc., First Lien Initial Term Loan, 6 Month LIBOR + 4.000%	4.500(c)	10/02/28		4,300	4,280,650
Proampac PG Borrower LLC,
2020-1 Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	11/03/25		9,358	9,320,307
Term Loan	—(p)	11/18/25		4,269	4,246,588

Reynolds Group Holdings, Inc., Tranche B-2 U.S. Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	02/05/26		15,172	15,014,712
Ring Container Technologies Group LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	08/12/28		5,405	5,388,109
Tosca Services LLC, 2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.250(c)	08/18/27		388	386,832
TricorBraun Holdings, Inc., Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	03/03/28		4,558	4,502,089
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	10/17/24		5,427	5,403,671
Tranche B-3 DDTL Commitments, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28		113	112,298
Tranche B-3 Initial Term Loans, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28		1,970	1,964,514

Valcour Packaging LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	10/04/28		1,200	1,193,250
					112,490,948
Pharmaceuticals 3.6%
AI Sirona Luxembourg Acquisition Sarl (Czech Republic), Term Loan B, 1 Month EURIBOR + 3.500% (Cap N/A, Floor 0.000%)	3.500(c)	09/29/25	EUR	7,000	7,895,696

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Pharmaceuticals (cont’d.)
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	3.625%(c)	05/04/25		19,848	$19,488,629
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24		34,806	34,734,431
Endo Luxembourg Finance Co., 2021 Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	03/27/28		8,659	8,405,319
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27		11,782	11,760,389
Jazz Financing Lux Sarl, Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/05/28		3,815	3,804,110
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 5.250%	6.000(c)	09/24/24		630	586,321
Milk Specialties Co.,
2021 Refinancing Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	08/15/25		7,465	7,448,217
Second Lien Initial Term Loan, 3 Month LIBOR + 7.500%^	8.250(c)	02/16/26		1,500	1,500,000

Organon & Co., Senior Secured Dollar Term Loan, 3 Month LIBOR + 3.000%	3.500(c)	06/02/28		1,738	1,735,591
Roar BidCo AB (Sweden), First Lien Term Loan, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	02/17/28	EUR	6,500	7,274,897
					104,633,600
Pipelines 1.1%
AL NGPL Holdings LLC, Term Loan, 3 Month LIBOR + 3.750%^	4.750(c)	04/14/28		1,047	1,046,066
Medallion Midland Acquisition LP, Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	10/18/28		4,350	4,320,094
Navitas Midstream Midland Basin LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/13/24		6,495	6,462,151
Oryx Midstream Services Permian Basin LLC, Term Loan B, 3 Month LIBOR + 3.250%	3.750(c)	10/05/28		4,200	4,155,375

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pipelines (cont’d.)
Prairie ECI Acquiror, LP, Initial Term Loan, 1 Month LIBOR + 4.750%	4.840%(c)	03/11/26	11,209	$10,799,296
TransMontaigne Operating Co. LP, Term Loan^	—(p)	11/05/28	4,495	4,478,144
				31,261,126
Private Equity 0.1%
HarbourVest Partners, LP, Term Loan, 3 Month LIBOR + 2.250%	2.374(c)	03/03/25	1,954	1,938,867
Real Estate 1.1%
ASP MCS Acquisition Corp., Term Loan, 1 Month LIBOR + 6.500%^	7.000(c)	10/02/25	69	68,015
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month LIBOR + 2.500%	2.590(c)	08/27/25	16,524	16,255,367
Cushman & Wakefield PLC, Replacement Term Loan, 1 Month LIBOR + 2.750%	2.840(c)	08/21/25	2,859	2,832,198
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	14,396	12,476,809
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	812	703,712
				32,336,101
Real Estate Investment Trusts (REITs) 0.8%
Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month LIBOR + 2.750%^	3.250(c)	04/23/26	4,935	4,909,943
Term Loan, 1 Month LIBOR + 2.250%^	2.337(c)	04/23/26	9,625	9,480,948

Starwood Property Mortgage LLC, Term Loan, 3 Month LIBOR + 3.000%^	4.000(c)	07/27/26	3,795	3,794,500
StarWood Property Mortgage LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	2.590(c)	07/26/26	3,886	3,854,432
				22,039,823

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail 5.5%
At Home Group, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	4.750%(c)	07/24/28		18,240	$18,148,800
Beacon Roofing Supply, Inc., 2028 Term Loan, 1 Month LIBOR + 2.250%	2.340(c)	05/19/28		3,634	3,592,364
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, 5 Day SONIA + 7.500%	7.549(c)	07/27/29	GBP	1,500	2,019,862
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	4.132(c)	02/07/25		6,481	6,421,269
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750(c)	03/31/26		4,253	4,231,926
EG Finco Ltd. (United Kingdom),
Term B, 1 Month GBP LIBOR + 4.750%	4.832(c)	02/06/25	GBP	3,990	5,258,299
Term Loan	—(p)	02/05/25		577	571,290

Empire Today LLC, Closing Date Term Loan, 1 Month LIBOR + 5.000%	5.750(c)	04/03/28		4,972	4,881,698
Floor & Decor Outlets of America, Inc., Replacement Term B-3 Loan, 1 Month LIBOR + 2.000%^	2.090(c)	02/12/27		1,687	1,657,597
Fogo de Chao, Inc., 2018 Refinancing Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	04/07/25		4,100	4,047,471
Foundation Building Materials, Inc., Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.250%	3.750(c)	01/31/28		3,591	3,548,357
Great Outdoors Group LLC, Term B-2 Loan, 3 Month LIBOR + 3.750%	4.500(c)	03/06/28		13,161	13,144,068
Harbor Freight Tools USA, Inc., 2021 Refinancing Loans, 1 Month LIBOR + 2.750%	3.250(c)	10/19/27		6,772	6,705,762
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%^	5.000(c)	11/21/23		5,413	4,912,017
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 3 Month LIBOR + 3.250%	4.250(c)	12/15/27		3,581	3,563,009

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)
LBM Acquisition LLC,
Amendment No. 1 Term Loan, 3 Month LIBOR + 3.750%	4.500%(c)	12/17/27		4,191	$4,122,710
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	12/17/27		5,339	5,255,391
Term Loan	—(p)	12/18/27		2,101	2,067,026

Leslie’s Poolmart, Inc., Initial Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	03/09/28		1,843	1,831,724
MIC Glen LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	07/21/28		2,250	2,234,063
Pacific Bells LLC, Initial Term Loan, 3 Month LIBOR + 4.500%	5.000(c)	11/10/28		5,567	5,532,216
Park River Holdings, Inc., Intial Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	12/28/27		2,239	2,217,409
Peer Holding III BV (Netherlands),
Additional Facility B, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	01/16/27	EUR	4,000	4,522,700
Facility B, 1 Month EURIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.000(c)	03/07/25	EUR	3,000	3,364,024

Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	03/03/28		5,224	5,201,549
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1 Month LIBOR + 2.000%	2.090(c)	08/04/28		14,775	14,621,975
RC Buyer, Inc., First Lien Initial Term Loan, 2 Month LIBOR + 3.500%^	4.250(c)	07/28/28		5,750	5,728,438
RH, Term Loan	—(p)	10/20/28		7,900	7,848,982
Serta Simmons Bedding LLC, New Money Facility 2016, 1 Month LIBOR + 7.500%	8.500(c)	08/10/23		1,778	1,784,610

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)

SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Month LIBOR + 3.750%	4.250%(c)	06/02/28	5,237	$5,223,055
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/19/27	4,924	4,900,374
				159,160,035
Semiconductors 0.9%
Altar Bidco, Inc.,
Term Loan^	—(p)	11/17/28	6,500	6,459,375
Term Loan	—(p)	11/17/29	1,550	1,551,938

MaxLinear, Inc., Initial Term B Loan, 1 Month LIBOR + 2.250%	2.750(c)	06/23/28	2,303	2,288,464
MKS Instruments, Inc., Term Loan	—(p)	10/22/28	11,450	11,392,750
Natel Engineering Co., Inc., Initial Term Loan, 1 Month LIBOR + 6.250%	7.250(c)	04/30/26	3,305	3,219,388
				24,911,915
Software 10.6%
AppLovin Corp., Amendment No. 6 New Term Loans, 3 Month LIBOR + 3.000%	3.500(c)	10/25/28	10,390	10,315,402
AthenaHealth, Inc., Additional Term B-1, 1 - 3 Month LIBOR + 4.250%	4.369(c)	02/11/26	7,234	7,228,325
Bali Finco, Inc., Term Loan	—(p)	06/30/26	6,000	5,919,372
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.882(c)	10/02/25	20,452	20,217,777
Term Loan	—(p)	02/27/26	4,850	4,892,437

Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	4.377(c)	09/05/25	2,836	2,830,084

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000%(c)	10/30/26	1,365	$1,362,299
Castle U.S. Holding Corp., Dollar Term B-2 Loan, 3 Month LIBOR + 4.000%	4.750(c)	01/29/27	1,992	1,962,290
CCC Intelligent Solutions, Inc., Initial Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	09/21/28	2,250	2,237,344
ConnectWise LLC, Initial Term Loans, 3 Month LIBOR + 3.500%	4.000(c)	09/29/28	5,100	5,056,650
Cornerstone OnDemand, Inc., Initial Term Loans, 3 Month LIBOR + 3.750%	4.250(c)	10/16/28	6,850	6,807,187
CT Technologies Intermediate Holdings, Inc., Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	5.000(c)	12/16/25	4,204	4,187,753
Dcert Buyer, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.090(c)	10/16/26	4,474	4,455,619
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.342(c)	02/06/26	12,491	12,381,658
EagleView Technology Corp., First Lien Term Loan, 1 Month LIBOR + 3.500%	3.632(c)	08/14/25	13,199	12,918,150
EP Purchaser LLC, Term Loan	—(p)	11/04/28	3,350	3,329,062
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 1 - 6 Month LIBOR + 7.250%	8.250(c)	06/13/25	20,318	20,246,449
First Lien Dollar Term Loan, 1 - 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	18,008	17,815,617

First Advantage Holdings LLC, First Lien Term B-1 Loan, 1 Month LIBOR + 2.750%	2.840(c)	01/31/27	2,398	2,381,216
GI Consilio Parent LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	05/12/28	11,620	11,507,425
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	2,705	2,702,347
Informatica LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	2.875(c)	10/27/28	9,900	9,825,750
Instructure Holdings, Inc., Term Loan B, 1 Month LIBOR + 2.750%^	3.250(c)	10/30/28	1,875	1,860,938

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Software (cont’d.)
MA FinanceCo LLC (United Kingdom),
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%	2.840%(c)	06/21/24		271	$267,437
Tranche B4 Term Loans, 3 Month LIBOR + 4.250%	5.250(c)	06/05/25		3,949	3,991,825

MedAssets Software Intermediate Holdings, Inc., Term Loan	—(p)	11/19/28		5,500	5,458,750
MH Sub I LLC, Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	3.590(c)	09/13/24		10,837	10,676,824
Playtika Ltd., Term B-1 Loan, 1 Month LIBOR + 2.750%	2.840(c)	03/13/28		4,602	4,567,361
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	06/02/28		12,575	12,530,095
Precise Bidco BV (Netherlands), Facility B, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	05/13/26	EUR	7,000	7,851,041
Project Sky Merger Sub, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	10/08/28		9,830	9,750,131
Second Lien Term Loan, 1 Month LIBOR + 6.000%^	6.500(c)	10/08/29		5,770	5,755,575

Quest Software U.S. Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	4.379(c)	05/16/25		5,468	5,456,135
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28		3,308	3,258,233
Red Planet Borrower LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	10/02/28		9,675	9,584,297
SCS Holdings I, Inc., New Tranche B Term Loan, PRIME + 2.500%	5.750(c)	07/01/26		1,500	1,497,670
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	2.840(c)	06/21/24		1,831	1,806,065
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28		6,350	6,357,937
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%	2.840(c)	02/05/24		12,127	11,896,424

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Sovos Compliance LLC, First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	5.000%(c)	08/11/28	2,494	$2,502,727
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.350(c)	03/03/28	2,405	2,408,006
Term Loan B-3, 1 Month LIBOR + 3.750%	3.850(c)	06/30/26	9,079	8,939,907
UKG, Inc.,
Term Loan	—(p)	05/03/26	3,175	3,149,203
Term Loan	—(p)	05/03/27	4,250	4,260,625

Ultimate Software Group, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%	7.500(c)	05/03/27	375	378,750
Upland Software, Inc., Term Loan, 3 Month LIBOR + 3.000%	3.840(c)	08/06/26	4,241	4,219,304
Zelis Payments Buyer, Inc.,
Amendment No. 2 Term Loan, 1 Month LIBOR + 3.500%	3.586(c)	09/30/26	5,867	5,791,867
Term B-1 Loan, 1 Month LIBOR + 3.500%	3.586(c)	09/30/26	2,084	2,059,066
				306,856,406
Telecommunications 4.4%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	12/17/27	2,587	2,578,378
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.340(c)	03/15/27	2,274	2,229,140
Cincinnati Bell, Inc., Term Loan	—(p)	11/17/28	3,375	3,366,562
Cologix Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	05/01/28	2,943	2,938,947
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	12/11/26	5,315	5,303,958
Consolidated Communications, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	4.250(c)	10/02/27	8,000	7,960,000
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 5.000%	5.750(c)	04/27/27	3,682	3,698,405

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Delta Topco, Inc., First Lien Term Loan, 1 - 3 Month LIBOR + 3.750%	4.500%(c)	12/01/27	1,692	$1,685,685
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.500(c)	05/27/24	12,928	12,584,865
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	4.340(c)	11/29/25	10,143	9,686,305
Second Lien Term Loan, 1 Month LIBOR + 8.250%	8.340(c)	11/29/26	825	767,250

Gogo Intermediate Holdings LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/30/28	7,822	7,784,369
GTT Communications, Inc., Closing Date U.S. Term Loan, 3 Month LIBOR + 2.750%	2.880(c)	05/30/25	16,869	14,136,223
Intelsat Jackson Holdings SA (Luxembourg), DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22	1,950	1,953,666
MLN U.S. HoldCo LLC, Term B Loan (First Lien), 1 Month LIBOR + 4.500%	4.586(c)	11/30/25	12,757	12,246,533
ORBCOMM, Inc., Closing Date Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	09/01/28	950	948,021
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	5.500(c)	11/01/24	7,475	7,180,842
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	4,155	3,929,168
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	11,584	11,005,175
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/02/28	9,120	9,080,912
Second Lien Initial Term Loan, 1 Month LIBOR + 7.000%^	7.500(c)	10/01/29	5,095	5,082,262

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	03/09/27	3,000	2,930,892
				129,077,558

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Textiles 0.3%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	3.882%(c)	12/12/25	8,434	$8,270,894
Transportation 1.2%
Daseke Cos., Inc., Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	03/09/28	2,488	2,481,281
Einstein Merger Sub, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	11/30/28	1,499	1,490,568
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month LIBOR + 3.000%	3.500(c)	07/21/28	6,026	5,964,225
Initial Term C Loan, 3 Month LIBOR + 3.000%	3.500(c)	07/21/28	2,224	2,201,559

Kenan Advantage Group, Inc., Term Loan B, 1 Month LIBOR + 3.750%	4.500(c)	03/24/26	496	494,866
LaserShip, Inc., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.500%	5.250(c)	05/08/28	4,400	4,400,000
PODS LLC, Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	03/31/28	7,726	7,668,291
Savage Enterprises LLC, Term Loan B, 1 Month LIBOR + 3.250%	3.750(c)	09/15/28	7,985	7,956,717
Worldwide Express, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	07/26/28	3,125	3,121,094
				35,778,601

Total Bank Loans (cost $2,613,938,096)				2,594,279,476
Corporate Bonds 9.8%
Aerospace & Defense 0.8%
Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50	8,875	11,973,590
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	5,450	5,632,813
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	450	466,676

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	1,350	$1,377,905
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,375	2,445,626
				21,896,610
Airlines 0.0%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	375	383,684
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	600	598,477
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	5.000	10/01/29	4,250	4,031,917
Banks 4.9%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	1,500	1,551,164
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	30,170	30,269,074
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	7,875	8,050,686
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	37,777	37,733,607

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	1,340	1,322,910
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	45,246	45,418,621
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	14,813	14,594,992

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.632(c)	09/30/24	3,670	3,677,527
				142,618,581

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.4%
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000%	11/01/28	9,250	$9,631,076
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,360	1,395,486
				11,026,562
Chemicals 0.2%
Chemours Co. (The), Gtd. Notes, 144A(a)	4.625	11/15/29	2,625	2,535,263
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	3,000	2,909,779
				5,445,042
Commercial Services 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	380,086
Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29	2,475	2,425,538
				2,805,624
Diversified Financial Services 0.0%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.125	12/15/30	535	517,041
Electric 0.6%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	8,975	8,595,812
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	650	625,549

NRG Energy, Inc., Gtd. Notes	6.625	01/15/27	306	316,364
Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,470,095

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625%	02/15/27	850	$873,072
Sr. Unsec’d. Notes, 144A	4.375	05/01/29	2,250	2,207,980
				18,088,872
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	468	475,743
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	1,250	1,333,595
				1,809,338
Foods 0.1%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	2,000	2,031,381
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31	2,000	1,932,353
				3,963,734
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,610	1,575,472
Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	500	522,340
				2,097,812
Housewares 0.1%
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	2,550	2,442,603
Insurance 0.0%
AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	500	493,219

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Internet 0.2%
United Group BV (Netherlands), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.250%	3.250%(c)	02/15/26	EUR	5,000	$5,536,772
Media 0.2%
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31		3,000	2,811,717
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		3,075	647,313
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26		2,080	920,157

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		1,000	1,027,661
					5,406,848
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29		1,600	1,597,439
Miscellaneous Manufacturing 0.1%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30		1,500	1,522,058
Oil & Gas 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes^	7.875	12/15/24(d)		6,725	45,730
Antero Resources Corp., Gtd. Notes	5.000	03/01/25		1,455	1,466,309
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		875	853,174
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		6,221	6,411,899
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27		4,100	4,007,982
					12,785,094

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers 0.3%
Graphic Packaging International LLC, Gtd. Notes, 144A	3.750%	02/01/30		5,200	$5,165,150
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30		2,200	2,198,126
					7,363,276
Pharmaceuticals 0.0%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30		25	21,500
Gtd. Notes, 144A	6.125	04/15/25		202	204,610
Gtd. Notes, 144A	6.250	02/15/29		759	688,816
					914,926
Real Estate 0.0%
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		1,500	1,459,517
Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		5,500	5,141,384
Gtd. Notes	9.750	06/15/25		1,450	1,565,705
Sr. Unsec’d. Notes(a)	4.750	02/15/28		1,375	1,301,323

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28		700	723,722
					8,732,134
Software 0.2%
Brunello Bidco SpA (Italy), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.750%	3.750(c)	02/15/28	EUR	5,000	5,669,960
Telecommunications 0.5%
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		242	236,836
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		684	702,506

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, 144A	8.750%	05/25/24	1,005	$1,035,497

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	8,113	7,774,725
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes (original cost $2,618,813; purchased 11/20/19 - 02/19/20)(f)	5.500	08/01/23(d)	2,975	1,455,983
Gtd. Notes, 144A (original cost $14,000; purchased 08/06/21)(f)	8.500	10/15/24(d)	25	12,617
Gtd. Notes, 144A (original cost $13,750; purchased 08/06/21)(f)	9.750	07/15/25(d)	25	12,506

Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	1,709	1,607,332
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	650	695,500
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	950	1,023,892

Sprint Corp., Gtd. Notes	7.125	06/15/24	250	279,665
				14,837,059

Total Corporate Bonds (cost $293,682,609)				284,044,199
Residential Mortgage-Backed Security 0.0%
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%) (cost $1,207,060)	3.905(c)	12/25/22	1,207	1,210,741

	Shares
Common Stocks 0.2%
Commercial Services & Supplies 0.0%
Tweddle Group, Inc. (original cost $2,705; purchased 09/17/18)*^(f)	2,705	27
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)	3,597	883,063

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	37,250	$2,217,865
Chesapeake Energy Corp. Backstop Commitment	848	50,490
Civitas Resources, Inc.	11,055	565,021
		2,833,376
Real Estate Management & Development 0.0%
ASP MCS Acquisition Corp. (original cost $265,715; purchased 09/22/20)*(f)	2,797	314,663
Specialty Retail 0.0%
Neiman Marcus Group Ltd. LLC*	3,333	503,283

Total Common Stocks (cost $1,429,478)		4,534,412

Total Long-Term Investments (cost $2,922,512,018)		2,896,108,002

Short-Term Investments 14.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	414,570,068	414,570,068
PGIM Institutional Money Market Fund (cost $13,118,661; includes $13,117,887 of cash collateral for securities on loan)(b)(wa)	13,129,329	13,120,138

Total Short-Term Investments (cost $427,688,729)		427,690,206

TOTAL INVESTMENTS 114.6% (cost $3,350,200,747)		3,323,798,208
Liabilities in excess of other assets(z) (14.6)%		(423,653,793)

Net Assets 100.0%		$2,900,144,415

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
DIP—Debtor-In-Possession
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SONIA—Sterling Overnight Index Average

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $220,698,835 and 7.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,870,274; cash collateral of $13,117,887 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,914,983. The aggregate value of $1,795,796 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at November 30, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
BCPE North Star U.S. Holdco, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 4.000%(c), Maturity Date 06/09/28 (cost $607,895)	608	$604,475	$—	$(3,420)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Unfunded loan commitment outstanding at November 30, 2021 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CP Iris Holdco I, Inc., Delayed Draw Tem Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 10/02/28 (cost $541,667)	542	$537,604	$—	$(4,063)
Dexko Global, Inc., Delayed Draw Dollar Term Loan, 1 Month LIBOR + 0.000%, 0.000%(c), Maturity Date 10/04/28 (cost $167,948)	168	166,269	—	(1,679)
Focus Financial Partners LLC, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 06/30/28 (cost $585,937)	586	579,834	—	(6,103)
Hillman Group, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 2.750%(c), Maturity Date 07/14/28 (cost $423,288)	423	420,948	—	(2,340)
Holley, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 0.000%(c), Maturity Date 11/17/28 (cost $660,714)	661	657,001	—	(3,713)
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 3.600%, 3.600%(c), Maturity Date 07/13/22 (cost $386,222)	390	390,733	4,511	—
Medical Solutions Holdings, Inc., Delayed Draw Tem Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 11/01/28 (cost $955,221)	960	954,480	—	(741)
Pacific Bells LLC, Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 10/20/28 (cost $57,412)	58	57,627	215	—
Pro Mach Group, Inc., Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 4.000%(c), Maturity Date 08/31/28 (cost $907,821)	908	905,779	—	(2,042)
Refficiency Holdings LLC, Delayed Draw Term Loan, 1 Month LIBOR + 3.750%, 3.750%(c), Maturity Date 12/16/27 (cost $565,860)	566	565,507	—	(354)
Sovos Compliance LLC, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 08/11/28 (cost $430,736)	431	432,198	1,462	—
TGP Holdings III LLC, Delayed Draw Term Loan, 1 Month LIBOR + 0.500%, 0.500%(c), Maturity Date 06/29/28 (cost $448,766)	450	445,997	—	(2,769)
Trident TPI Holdings, Inc., Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.500%(c), Maturity Date 09/15/28 (cost $166,863)	167	166,357	—	(506)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Unfunded loan commitment outstanding at November 30, 2021 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
VT Topco, Inc., First Lien 2021 Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 08/01/25 (cost $381,277)	381	$380,085	$—	$(1,192)
Zelis Payments Buyer, Inc., First Lien 2021 Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 09/30/26 (cost $2,133,334)	2,133	2,103,110	—	(30,224)
		$9,368,004	$6,188	$(59,146)
Futures contracts outstanding at November 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
404	2 Year U.S. Treasury Notes	Mar. 2022	$88,368,688	$(135,439)
60	5 Year Euro-Bobl	Dec. 2021	9,220,233	(2,092)
908	5 Year U.S. Treasury Notes	Mar. 2022	110,229,784	(515,300)
5	10 Year Euro-Bund	Dec. 2021	977,424	(3,577)
273	10 Year U.S. Treasury Notes	Mar. 2022	35,711,813	(365,787)
31	20 Year U.S. Treasury Bonds	Mar. 2022	5,025,875	(87,318)
42	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	8,423,625	(263,988)
89	Euro Schatz Index	Dec. 2021	11,347,101	(14,205)
				$(1,387,706)
Forward foreign currency exchange contracts outstanding at November 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/21	BNP Paribas S.A.	GBP	7,754	$10,359,470	$10,312,469	$—	$(47,001)
Euro,
Expiring 12/02/21	BNP Paribas S.A.	EUR	36,712	41,310,818	41,636,334	325,516	—
				$51,670,288	$51,948,803	325,516	(47,001)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/21	Morgan Stanley & Co. International PLC	GBP	3,487	$4,697,980	$4,637,380	$60,600	$—
Expiring 12/02/21	The Toronto-Dominion Bank	GBP	4,267	5,870,939	5,675,090	195,849	—
Expiring 01/12/22	BNP Paribas S.A.	GBP	7,754	10,367,235	10,321,284	45,951	—
Expiring 01/12/22	Morgan Stanley & Co. International PLC	GBP	1,956	2,618,499	2,604,140	14,359	—
Euro,
Expiring 12/02/21	Morgan Stanley & Co. International PLC	EUR	7,000	7,925,679	7,938,988	—	(13,309)
Expiring 12/02/21	Morgan Stanley & Co. International PLC	EUR	4,922	5,646,545	5,581,986	64,559	—
Expiring 12/02/21	Morgan Stanley & Co. International PLC	EUR	3,980	4,531,980	4,513,665	18,315	—
Expiring 12/02/21	Morgan Stanley & Co. International PLC	EUR	3,000	3,466,688	3,402,423	64,265	—
Expiring 12/02/21	Morgan Stanley & Co. International PLC	EUR	2,967	3,411,728	3,365,109	46,619	—
Expiring 12/02/21	Morgan Stanley & Co. International PLC	EUR	2,000	2,263,651	2,268,282	—	(4,631)
Expiring 12/02/21	The Toronto-Dominion Bank	EUR	12,843	14,923,507	14,565,880	357,627	—
Expiring 01/12/22	BNP Paribas S.A.	EUR	36,712	41,380,020	41,705,826	—	(325,806)
				$107,104,451	$106,580,053	868,144	(343,746)
						$1,193,660	$(390,747)
Credit default swap agreements outstanding at November 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Alcentra CLO	12/23/21	1.000%(M)	EUR	9,425	*	$9,504	$(222)	$9,726	Goldman Sachs International
Barings CLO	12/23/21	1.000%(M)	EUR	1,085	*	1,093	(26)	1,119	Goldman Sachs International

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Credit default swap agreements outstanding at November 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
BNPP AM CLO	12/23/21	1.000%(M)	EUR	529	*	$534	$(12)	$546	Goldman Sachs International
Carlyle CLO	12/23/21	1.000%(M)	EUR	8,596	*	8,669	(202)	8,871	Goldman Sachs International
GLG Silvermine CLO	12/23/21	1.000%(M)	EUR	243	*	245	(6)	251	Goldman Sachs International
ICG CLO	12/23/21	1.000%(M)	EUR	1,865	*	1,881	(44)	1,925	Goldman Sachs International
Investcorp CLO	12/23/21	1.000%(M)	EUR	399	*	403	(9)	412	Goldman Sachs International
						$22,329	$(521)	$22,850

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2021(4)	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	112,000	3.296%	$9,790,984	$9,638,297	$(152,687)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).